ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
ACCRUED EXPENSES

21.	ACCRUED EXPENSES

(in thousands of $)	2013	2012
Voyage expenses	11,027	21,121
Ship operating expenses	5,614	6,314
Administrative expenses	1,297	3,685
Interest expense	12,429	11,643
Taxes	325	300
Contingent rental expense	2,615	—
Other	94	681
	33,401	43,744